Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,880	$ 1,760	$ 2,293	$ 2,214	$ 2,105
Cost of services rendered and products sold	983	924	1,220	1,196	1,125
Selling and administrative expenses	505	527	691	678	648
Amortization expense	39	38	51	58	83
Impairment of software and other related costs	47
Consulting agreement termination fees	21
Restructuring charges	7	4	6	15	7
Interest expense	171	186	247	245	266
Interest and net investment income	(7)	(6)	(8)	(7)	(11)
Loss on extinguishment of debt	65			55
(Loss) Income from Continuing Operations before Income Taxes	48	88	86	(26)	(13)
(Benefit) Provision for income taxes	26	43	43	(8)	(6)
(Loss) Income from Continuing Operations	22	44	42	(18)	(7)
(Loss) income from discontinued operations, net of income taxes	(98)	(533)	(549)	(696)	53
Net (Loss) Income	(76)	(489)	(507)	(714)	46
Total Comprehensive (Loss) Income	$ (82)	$ (488)	$ (507)	$ (701)	$ 57
Weighted average common shares outstanding - Basic	105.8	91.6	92.0	92.0	92.0
Weighted-average common shares outstanding - Diluted	106.7	92.4	92.0	92.0	92.0
Basic (Loss) Earnings Per Share:
(Loss) Income from Continuing Operations (in dollars per share)	$ 0.20	$ 0.48	$ 0.46	$ (0.20)	$ (0.08)
(Loss) income from discontinued operations, net of income taxes (in dollars per share)	$ (0.93)	$ (5.82)	$ (6.00)	$ (7.57)	$ 0.58
Net (Loss) Income (in dollars per share)	$ (0.72)	$ (5.33)	$ (5.53)	$ (7.77)	$ 0.50
Diluted (Loss) Earnings Per Share:
(Loss) Income from Continuing Operations (in dollars per share)Income from continuing operations (in dollars per share)	$ 0.20	$ 0.48	$ 0.46	$ (0.20)	$ (0.08)
(Loss) income from discontinued operations, net of income taxes (in dollars per share)	$ (0.92)	$ (5.77)	$ (5.95)	$ (7.57)	$ 0.58
Net (Loss) Income (in dollars per share)	$ (0.72)	$ (5.29)	$ (5.49)	$ (7.77)	$ 0.50